Consolidated Statements of Shareholders' Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Jun. 30, 2019	$ 262		$ 17,627,968	$ (8,174,141)	$ (302,222)		$ 9,151,867
Balance (in Shares) at Jun. 30, 2019	2,618,032
Issuances of ordinary shares in connection with acquisition of a subsidiary	$ 100		3,399,900			$ 5,675,416	9,075,416
Issuances of ordinary shares in connection with acquisition of a subsidiary (in Shares)	1,000,000
Issuance of ordinary shares for professional services			4,417				4,417
Issuance of ordinary shares for professional services (in Shares)	833
Issuances of ordinary shares in connection with a private placement	$ 90		4,540,260				4,540,350
Issuances of ordinary shares in connection with a private placement (in Shares)	900,000
Net loss (income) for the year				(2,106,600)		(15,827)	(2,122,427)
Foreign currency translation adjustment					(50,427)		(50,427)
Balance at Jun. 30, 2020	$ 452		25,572,545	(10,280,741)	(352,649)	5,659,589	20,599,196
Balance (in Shares) at Jun. 30, 2020	4,518,865
Issuance of ordinary shares for professional services	$ 86		4,632,621				4,632,707
Issuance of ordinary shares for professional services (in Shares)	863,335
Issuances of ordinary shares in connection with certain private placements	$ 380		14,126,275				14,126,655
Issuances of ordinary shares in connection with certain private placements (in Shares)	3,797,488
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 1,033		34,066,682				34,067,715
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	10,325,000
Issuance of ordinary shares in connection with exercise of warrant	$ 18		809,768				809,786
Issuance of ordinary shares in connection with exercise of warrant (in Shares)	179,942
Issuance of ordinary shares in connection with earn-out payment	$ 70		1,709,930				1,710,000
Issuance of ordinary shares in connection with earn-out payment (in Shares)	700,000
Net loss (income) for the year				(8,132,886)		89,773	(8,043,113)
Foreign currency translation adjustment					(2,428,836)		(2,428,836)
Balance at Jun. 30, 2021	$ 2,039		80,917,821	(18,413,627)	(2,781,485)	5,749,362	65,474,110
Balance (in Shares) at Jun. 30, 2021	20,384,630
Issuances of ordinary shares in connection with certain private placements	$ 6,616		54,339,509				54,346,125
Issuances of ordinary shares in connection with certain private placements (in Shares)	66,157,164
Repurchase of warrants			(6,439,200)				(6,439,200)
Share-based compensation with employees		$ 98	653,154				653,252
Share-based compensation with employees (in Shares)		975,000
Share-based compensation with non-employees	$ 1,523		4,967,700				4,969,223
Share-based compensation with non-employees (in Shares)	15,232,000
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 1,500		20,808,500				20,810,000
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	15,000,000
Net loss (income) for the year				(24,325,708)		(1,497,967)	(25,823,675)
Foreign currency translation adjustment					(552,315)		(552,315)
Balance at Jun. 30, 2022	$ 11,678	$ 98	$ 155,247,484	$ (42,739,335)	$ (3,333,800)	$ 4,251,395	$ 113,437,520
Balance (in Shares) at Jun. 30, 2022	116,773,794	975,000